Finance leases (Tables)	12 Months Ended
Dec. 31, 2018
Finance Leases [Abstract]
Schedule Of Principal Balance Outstanding
The outstanding principal balances on each finance lease facility as at December 31, 2018 and 2017 were as follows:

	As at
	Dec 31, 2018	Dec 31, 2017
River Hudson LLC	10,380,600	11,767,600
Japanese Leases No.1 and 2	36,253,400	41,094,600
Japanese Lease No.3	17,870,500	—
CMBFL Leases No.1 to 4	87,496,402	—
Ocean Yield ASA	66,563,040	—
Japanese Lease No.4	26,061,943	—
China Huarong Leases	51,555,997	—
Total minimum finance lease payments	296,181,882	52,862,200
Amounts representing interest and deferred finance fees	(54,705,784)	(10,368,181)
Net minimum finance lease payments	241,476,098	42,494,019
Amount receivable in respect of finance leases	(2,880,000)	(2,880,000)
Adjusted net minimum finance lease payments	238,596,098	39,614,019
Current portion of finance lease obligations	26,589,017	3,783,044
Current portion of deferred finance fees	(739,817)	(245,578)
Non-current portion of finance lease obligations	218,985,447	39,402,440
Non-current portion of deferred finance fees	(3,358,549)	(445,887)
Total finance lease obligations	241,476,098	42,494,019
Amount receivable in respect of finance leases	(2,880,000)	(2,880,000)
Net finance lease obligations	238,596,098	39,614,019

Schedule Of Future Minimum Lease Payments for Capital Leases

Future minimum scheduled payments under Ardmore’s finance lease facilities for each year are as follows:

As at Dec 31, 2018
2019	37,532,945
2020	26,868,097
2021	26,523,339
2022	26,470,805
2023	38,028,900
2024 – 2030	140,757,796
Total minimum finance lease payments	296,181,882
Amounts representing interest and deferred finance fees	(54,705,784)
Net minimum finance lease payments (1)	241,476,098
Amount receivable in respect of finance leases	(2,880,000)
Adjusted net minimum finance lease payments	238,596,098
(1)	Includes $8.3 million related to vessel held for sale repayable on January 2, 2019.

Schedule of Capital Leased Assets
Assets recorded under finance leases consist of the following:

	As at
	Dec 31, 2018	Dec 31, 2017
Vessels, equipment and deferred drydock expenditure	360,675,433	75,712,769
Accumulated depreciation	(46,540,825)	(19,721,568)
Vessel held for sale	8,083,405	—
	322,218,013	55,991,201